Non-current Assets - Investment Securities at Fair Value Through Profit or Loss - Additional Information (Details)		1 Months Ended	6 Months Ended
	Jan. 31, 2022 USD ($) shares $ / shares	Nov. 30, 2022 $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, entity's own equity instruments				$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, entity's own equity instruments				0
Transfers into Level 3 of fair value hierarchy, entity's own equity instruments				0
Transfers out of Level 3 of fair value hierarchy, entity's own equity instruments				$ 0
KORE Power | Securities Purchase Agreement
Disclosure of fair value measurement of assets [line items]
Common stock shares acquired | shares	3,333,333
Issue Price | $ / shares	$ 7.5	$ 5
Percentage of common equity acquired	5.00%		3.70%	3.70%
Fair value of consideration transferred	$ 25,000,000
Percentage of consideration settled in cash	50.00%
Percentage of consideration settled in shares	50.00%
Issuance of ordinary shares | shares	1,974,723
Gains or losses recognized in consolidated statement of profit or loss and other comprehensive income related to equity investments held at FVPL			$ 0